Taxes (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating Loss Carryforwards [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	19.00%	19.25%	20.00%
Effective Income Tax Rate Reconciliation, Tax Credit, Amount		$ 4,900,000	$ 3,800,000
Effective Income Tax Rate Reconciliation, Tax Credit, Percent	14.50%
Operating Loss Carryforwards, Limitations on Use	subject to limitation under Internal Revenue Code Section 382 should there have been a greater than 50% ownership change as determined under the regulations.
Foreign Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	$ 20,600,000
Great Britain [Member]
Operating Loss Carryforwards [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	19.00%	19.25%
UNITED KINGDOM | Domestic Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	$ 79,200,000
UNITED STATES
Operating Loss Carryforwards [Line Items]
Deferred Tax Assets, Operating Loss Carryforwards, Subject to Expiration	5,200,000
Deferred Tax Assets, Operating Loss Carryforwards, Not Subject to Expiration	$ 7,200,000
SWITZERLAND
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards Expiration Year	7 years